SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and concentrations of risk (Details) - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Concentrations of Risk
Number of purchasers	2		2
Sales revenue | Customer Concentration Risk | Oil
Financial Instruments and Concentrations of Risk
Number of purchasers	1	1	1	1